Combined carve-out statement of changes in net parent investment equity	USD ($)
Balance, shares at Dec. 31, 2021	$ 4,015,338
Combined carve-out statement of changes in net parent investment equity
Net transfers to parent	(11,740,965)
Net income	14,024,524
Balance, shares at Dec. 31, 2022	6,298,897
Combined carve-out statement of changes in net parent investment equity
Net transfers to parent	(8,373,758)
Net income	7,732,494
Balance, shares at Dec. 31, 2023	5,657,633
Combined carve-out statement of changes in net parent investment equity
Net transfers to parent	(3,192,108)
Net income	3,773,243
Balance, shares at Dec. 31, 2024	$ 6,238,768